Shareholders' Equity - Summary of Shareholders' Equity (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of shareholders equity [line items]
Beginning balance	€ 9,554	€ 10,935	€ 13,577
Net income	676	(182)	756
Changes in revaluation reserve real estate held for own use	(1)	(2)	(1)
Total other comprehensive income / (loss)	573	421	(870)
Shares withdrawn	0		(4)
Issuance and purchase of treasury shares	(887)	(1,052)	(393)
Dividend withholding tax reduction	3	1
Coupons on perpetual securities	(77)	(48)	(36)
Ending balance	9,313	9,554	10,935
Share capital [member]
Disclosure of shareholders equity [line items]
Beginning balance	7,118	7,172	7,354
Total other comprehensive income / (loss)	0
Shares withdrawn	(24)	(54)	(4)
Issuance and purchase of treasury shares	0
Dividend withholding tax reduction	0
Coupons on perpetual securities	0
Ending balance	7,094	7,118	7,172
Revaluation account [member]
Disclosure of shareholders equity [line items]
Beginning balance	(3,770)	(4,532)	(2,580)
Disposal of group assets		38	(2)
Total other comprehensive income / (loss)	64	762	(1,952)
Shares withdrawn	0
Issuance and purchase of treasury shares	0
Dividend withholding tax reduction	0
Coupons on perpetual securities	0
Ending balance	(3,706)	(3,770)	(4,532)
Retained earnings [member]
Disclosure of shareholders equity [line items]
Beginning balance	4,753	7,103	8,185
Total other comprehensive income / (loss)	(5)	(625)	57
Shares withdrawn	24	54
Issuance and purchase of treasury shares	(887)	(1,052)	(393)
Dividend withholding tax reduction	3	1
Coupons on perpetual securities	(77)	(48)	(36)
Ending balance	3,949	4,753	7,103
Remeasurement of defined benefit Plans of group companies [member]
Disclosure of shareholders equity [line items]
Beginning balance	(1,006)	(890)	(2,199)
Total other comprehensive income / (loss)	(66)	(116)	1,310
Shares withdrawn	0
Issuance and purchase of treasury shares	0
Dividend withholding tax reduction	0
Coupons on perpetual securities	0
Ending balance	(1,072)	(1,006)	(890)
Aegon Ltd. [member]
Disclosure of shareholders equity [line items]
Beginning balance	7,475	8,815
Net result 2023 recognized in the income statement		(179)
Net result 2024 recognized in the income statement	688
Net income	688	(179)
Foreign currency translation differences and movement in foreign investment hedging reserves	464	(248)
Changes in revaluation in subsidiaries	65	799
Changes in revaluation reserve real estate held for own use	(1)	(6)
Remeasurement of defined benefit plans of group companies	(5)	545
Disposal of group assets		(634)
Changes and transfer to legal reserve	47	(27)
Other	(5)	9
Total other comprehensive income / (loss)	564	438
Shares withdrawn		0
Dividends paid on common shares	(521)	(495)
Issuance and purchase of treasury shares	(887)	(1,052)
Dividend withholding tax reduction	3	1
Coupons on perpetual securities	(77)	(48)
Incentive plans	(31)	(5)
Ending balance	7,215	7,475	8,815
Aegon Ltd. [member] | Share capital [member]
Disclosure of shareholders equity [line items]
Beginning balance	265	319
Shares withdrawn	(24)	(54)
Ending balance	241	265	319
Aegon Ltd. [member] | Paid-in surplus [member]
Disclosure of shareholders equity [line items]
Beginning balance	6,853	6,853
Ending balance	6,853	6,853	6,853
Aegon Ltd. [member] | Revaluation account [member]
Disclosure of shareholders equity [line items]
Beginning balance	(3,760)	(4,551)
Changes in revaluation in subsidiaries	65	799
Changes in revaluation reserve real estate held for own use	(1)	(6)
Changes and transfer to legal reserve		(2)
Total other comprehensive income / (loss)	62	791
Ending balance	(3,696)	(3,760)	(4,551)
Aegon Ltd. [member] | Legal reserve FCTR [member]
Disclosure of shareholders equity [line items]
Beginning balance	474	736
Foreign currency translation differences and movement in foreign investment hedging reserves	524	(262)
Changes in revaluation in subsidiaries	0
Total other comprehensive income / (loss)	524	(262)
Ending balance	999	474	736
Aegon Ltd. [member] | Legal reserve group companies [member]
Disclosure of shareholders equity [line items]
Beginning balance	1,134	2,821
Changes and transfer to legal reserve	233	(1,687)
Total other comprehensive income / (loss)	233	(1,687)
Ending balance	1,367	1,134	2,821
Aegon Ltd. [member] | Retained earnings [member]
Disclosure of shareholders equity [line items]
Beginning balance	4,039	5,439
Net Income 2022 Retained		(569)
Net Income 2023 Retained	(179)
Net income	(179)	(569)
Disposal of group assets		(634)
Changes and transfer to legal reserve	(186)	1,662
Other	(5)	9
Total other comprehensive income / (loss)	(191)	1,037
Shares withdrawn	24	54
Dividends paid on common shares	(521)	(495)
Issuance and purchase of treasury shares	(835)	(1,374)
Dividend withholding tax reduction	3	1
Coupons on perpetual securities	(77)	(48)
Incentive plans	(31)	(5)
Ending balance	2,233	4,039	5,439
Aegon Ltd. [member] | Remeasurement of defined benefit Plans of group companies [member]
Disclosure of shareholders equity [line items]
Beginning balance	(1,006)	(1,565)
Net income	0
Foreign currency translation differences and movement in foreign investment hedging reserves	(60)	14
Remeasurement of defined benefit plans of group companies	(5)	545
Total other comprehensive income / (loss)	(66)	559
Ending balance	(1,072)	(1,006)	(1,565)
Aegon Ltd. [member] | Treasury shares [member]
Disclosure of shareholders equity [line items]
Beginning balance	(346)	(668)
Net income	0
Issuance and purchase of treasury shares	(52)	322
Ending balance	(398)	(346)	(668)
Aegon Ltd. [member] | Net income /(loss) [member]
Disclosure of shareholders equity [line items]
Beginning balance	(179)	(569)
Net Income 2022 Retained		569
Net Income 2023 Retained	179
Net result 2023 recognized in the income statement		(179)
Net result 2024 recognized in the income statement	688
Net income	867	390
Ending balance	€ 688	€ (179)	€ (569)